Derivatives Instruments (Notional Volumes of Foreign Exchange Swaps and Forward Contracts Related to Commodity Contracts) (Details) - Foreign Exchange Swaps and Forward Contracts $ in Millions	Dec. 31, 2019 USD ($)
2020
Derivative [Line Items]
Notional volumes of outstanding derivatives designated as cash flow hedges that are expected to settle	$ 173
Weighted average rate	0.013148
% of USD requirements	85.00%
2021-2022
Derivative [Line Items]
Notional volumes of outstanding derivatives designated as cash flow hedges that are expected to settle	$ 148
Weighted average rate	0.013264
% of USD requirements	39.00%